Average Annual Total Returns - Davis Global Fund and Davis International Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent	25.63%	7.43%	10.44%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.51%	5.96%	9.41%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.78%	5.63%	8.41%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	29.83%	7.61%	10.27%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	32.21%	8.73%	11.24%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	24.50%	1.90%	6.49%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.41%	1.70%	6.25%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.83%	1.47%	5.22%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	28.72%	2.11%	6.27%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	31.05%	3.18%	7.31%
MSCI ACWI (All Country World Index) Index reflects no deduction for fees, expenses, or taxes
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.71%
MSCI ACWI (All Country World Index) Index ex U.S. reflects no deduction for fees, expenses, or taxes
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.90%	8.41%